Share Based Compensation - Summary of Assumptions Used to Determine Fair value of Share Options (Details) - 2017 Restricted Share Scheme and 2017 Option Plan - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Share Based Compensation [Line Items]
Expected dividend yield	0.00%	0.00%	0.00%
Contractual life	10 years	10 years	10 years
Bottom of range
Disclosure Of Share Based Compensation [Line Items]
Risk free interest rate	2.15%	1.22%	0.71%
Expected volatility range	55.00%	43.50%	40.00%
Exercise multiples	¥ 2.2	¥ 2.2	¥ 2.2
Top of range [Member]
Disclosure Of Share Based Compensation [Line Items]
Risk free interest rate	2.92%	1.63%	0.91%
Expected volatility range	60.00%	50.00%	42.50%
Exercise multiples	¥ 2.8	¥ 2.8	¥ 2.8